Note 5 - Asset Held for Sale (Details Textual)		1 Months Ended
	Mar. 23, 2016 USD ($)	Jan. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 15, 2015	Dec. 31, 2014 USD ($)
Non-core [Member] | Subsequent Event [Member]
Disposal Group, Including Discontinued Operation, Consideration		$ 172,948
Proceeds from Sale of Real Estate		155,187
Proceeds from Sale of Real Estate, Allocated to Selling Expense		$ 17,761
Non-core [Member]
Number of Real Estate Properties					4
Real Estate, Number Of Properties Sold					3
Subsequent Event [Member]
Proceeds from Sale of Real Estate	$ 418,000
Proceeds from Sale of Real Estate, Net	$ 380,000
Premium Paid to Auction	10.00%
Assets Held-for-sale, Not Part of Disposal Group			$ 1,000	$ 445,180		$ 0